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AXS Alternative Value Fund

AXS Alternative Value Fund

Investor Class: COGLX

Class I: COGVX

A series of Investment Managers Series Trust II

Supplement dated April 9, 2021 to the

Summary Prospectus dated March 5, 2021.

Effective immediately, the “Average Annual Total Returns” table on page 5 of the Summary Prospectus is deleted and replaced with the following:

Average Annual Total Returns (for periods ended December 31, 2020)
Average Annual Total Returns - AXS Alternative Value Fund		1 Year	Since Inception	Inception Date
Class I Shares		6.36%	11.84%	Oct. 03, 2016
Class I Shares | After Taxes on Distributions	[1]	3.62%	8.47%	Oct. 03, 2016
Class I Shares | After Taxes on Distributions and Sales	[1]	5.68%	8.87%	Oct. 03, 2016
Investor Class Shares		6.14%	11.69%	Oct. 03, 2016
S&P 500® Total Return Index** (Reflects No Deductions for Fees, Expenses or Taxes)	[2]	18.40%	16.15%	Oct. 03, 2016
Russell 1000® Value Total Return Index*** (Reflects No Deductions for Fees, Expenses or Taxes)	[3]	2.80%	9.19%	Oct. 03, 2016
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I Shares only and after-tax returns for classes other than Class I Shares will vary from returns shown for Class I Shares.
[2]	The S&P 500® Total Return Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.
[3]	The Russell 1000® Value Total Return Index measures the performance of those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

Please file this Supplement with your records.